Land Use Rights And Yew Forest Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Land and Yew Forest Use Rights (Textual)
Amortization of land use rights and yew forest assets	$ 381,659	$ 346,741